Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 2,649,001	$ 909,507	$ 4,265,135
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 874,097	$ 359,281	$ 503,813